Label	Element	Value
Registrant Name	dei_EntityRegistrantName	BISHOP STREET FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2012
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BISHOP STREET FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2012
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012